Provisions - Expected Terms to Settle Obligations (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Provisions Within 12 Months [Member] | Miscellaneous other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 868,478	$ 941,450
Provisions Within 12 Months [Member] | Provision for Commercial Claims [Member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	641,511	806,428
Provisions Within 12 Months [Member] | Labor Related Provision [Member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	43,728	66,422
Provisions Within 12 Months [Member] | Provision for taxes other than income tax [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	32,836	21,510
Provisions Within 12 Months [Member] | Other environment related provision [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	150,403	47,090
Provisions Within 12 Months [Member] | Restructuring provision [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,976,109
Provisions Within 12 Months [Member] | Provision for credit commitments [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	930,577	539,627
Provisions After 12 Months [Member] | Miscellaneous other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,538,529	1,134,960
Provisions After 12 Months [Member] | Provision for Commercial Claims [Member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,272,222	847,460
Provisions After 12 Months [Member] | Labor Related Provision [Member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	160,474	193,949
Provisions After 12 Months [Member] | Provision for taxes other than income tax [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	72,759	85,733
Provisions After 12 Months [Member] | Other environment related provision [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 33,074	7,818
Provisions After 12 Months [Member] | Provision for credit commitments [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments		$ 11,599